Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table(1)
			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(e)(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
Year(a)	Summary Compensation Table (“SCT”) Total for PEO(b)	Compensation Actually Paid to PEO(c)(2)			Total Shareholder Return(f)(3)	Peer Group Total Shareholder Return(g)(4)	Net Income (in millions)(h)(5)	Company- Selected Measure: Adjusted EPS-COMP(i)(6)
2023	$2,669,024	$21,140,906	$3,076,074	$5,914,216	$98.22	$149.36	$982	$17.18
2022	$3,986,998	($24,347,434)	$3,883,399	$208,386	$63.84	$98.20	$954	$15.54
2021	$57,923,473	$31,186,881	$4,524,830	$2,515,971	$77.80	$118.74	$839	$12.66
2020	$1,311,225	($325,275)	$2,179,759	$2,244,485	$94.82	$124.60	$704	$5.78
(1) Mr. Clarke was our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, our non-PEO NEOs were Mr. Panther, Ms. Vickery, Mr. Netto, and Mr. King. For 2022, our non-PEO NEOs were Ms. Vickery, Charles R. Freund, Mr. Netto, Mr. King, Alexey Gavrilenya and John S. Coughlin. For 2021, our non-PEO NEOs were Mr. Freund, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto. For 2020, our non-PEO NEOs were Mr. Freund, Eric R. Dey, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto.
(2) In determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for 2023 for purposes of this Pay Versus Performance Table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) the following amounts:
Item and Value Added (Deducted)	2023
For Mr. Clarke: Summary Compensation Table Total:	$2,669,024
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	($1,440,058)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$1,906,204
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$18,005,736
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
Compensation Actually Paid:	$21,140,906
For Non-PEO NEOs (Average): Summary Compensation Table Total:	$3,076,074
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	($1,682,023)
- SCT “Option Awards” column value	($900,026)
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$3,761,198
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$1,491,552
+ vesting date fair value of equity awards granted and vested in Covered Year	$19,851
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$207,101
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	($59,510)
+ includable dividends/earnings on equity awards during Covered Year	—
Compensation Actually Paid:	$5,914,216
(3) For each Covered Year, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.001 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the NYSE on December 31, 2019 through and including the last day of the fiscal year covered (each one-year, two-year, three-year, and four-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4) For purposes of this pay versus performance disclosure, our peer group is the S&P 500® Data Processing & Outsourced Services Sub Industry Index (the “PVP Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment, in the PVP Peer Group.
(5) Net income is calculated in accordance with United States Generally Accepted Accounting Principles.
(6) Adjusted EPS-COMP is Adjusted EPS (or adjusted net income per diluted share), calculated as set forth on Appendix A, further adjusted to exclude the impact of (a) the macro-environment (including foreign exchange rates, fuel prices, tax rates, fuel price spreads and interest rate fluctuations), and (b) acquisitions and divestitures.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1) Mr. Clarke was our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, our non-PEO NEOs were Mr. Panther, Ms. Vickery, Mr. Netto, and Mr. King. For 2022, our non-PEO NEOs were Ms. Vickery, Charles R. Freund, Mr. Netto, Mr. King, Alexey Gavrilenya and John S. Coughlin. For 2021, our non-PEO NEOs were Mr. Freund, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto. For 2020, our non-PEO NEOs were Mr. Freund, Eric R. Dey, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto.

Peer Group Issuers, Footnote
(4) For purposes of this pay versus performance disclosure, our peer group is the S&P 500® Data Processing & Outsourced Services Sub Industry Index (the “PVP Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment, in the PVP Peer Group.

PEO Total Compensation Amount	$ 2,669,024	$ 3,986,998	$ 57,923,473	$ 1,311,225
PEO Actually Paid Compensation Amount	$ 21,140,906	(24,347,434)	31,186,881	(325,275)
Adjustment To PEO Compensation, Footnote
(2) In determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for 2023 for purposes of this Pay Versus Performance Table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) the following amounts:
Item and Value Added (Deducted)	2023
For Mr. Clarke: Summary Compensation Table Total:	$2,669,024
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	($1,440,058)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$1,906,204
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$18,005,736
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
Compensation Actually Paid:	$21,140,906

Non-PEO NEO Average Total Compensation Amount	$ 3,076,074	3,883,399	4,524,830	2,179,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,914,216	208,386	2,515,971	2,244,485
Adjustment to Non-PEO NEO Compensation Footnote
(2) In determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for 2023 for purposes of this Pay Versus Performance Table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) the following amounts:
For Non-PEO NEOs (Average): Summary Compensation Table Total:	$3,076,074
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	($1,682,023)
- SCT “Option Awards” column value	($900,026)
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$3,761,198
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$1,491,552
+ vesting date fair value of equity awards granted and vested in Covered Year	$19,851
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$207,101
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	($59,510)
+ includable dividends/earnings on equity awards during Covered Year	—
Compensation Actually Paid:	$5,914,216

Compensation Actually Paid vs. Total Shareholder Return
The charts to the right provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.
For a discussion of how our compensation committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the “Compensation Discussion and Analysis” in this Proxy Statement.

Compensation Actually Paid vs. Net Income
The charts to the right provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.
For a discussion of how our compensation committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the “Compensation Discussion and Analysis” in this Proxy Statement.

Compensation Actually Paid vs. Company Selected Measure
The charts to the right provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.
For a discussion of how our compensation committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the “Compensation Discussion and Analysis” in this Proxy Statement.

Total Shareholder Return Vs Peer Group
The charts to the right provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.
For a discussion of how our compensation committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the “Compensation Discussion and Analysis” in this Proxy Statement.

Tabular List, Table
The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for fiscal 2023 to our performance:
Most Important Financial Performance Measures
Adjusted EPS-COMP
GAAP Revenue, as adjusted
Stock Price

Total Shareholder Return Amount	$ 98.22	63.84	77.8	94.82
Peer Group Total Shareholder Return Amount	149.36	98.2	118.74	124.6
Net Income (Loss)	$ 982,000,000	$ 954,000,000	$ 839,000,000	$ 704,000,000
Company Selected Measure Amount | $ / shares	17.18	15.54	12.66	5.78
PEO Name	Mr. Clarke	Mr. Clarke	Mr. Clarke	Mr. Clarke
Additional 402(v) Disclosure
As required by the pay versus performance rules adopted by the SEC (“PVP Rules”), the below Pay Versus Performance table (“PVP Table”) provides information about compensation for this Proxy Statement’s NEOs, as well as NEOs from our 2023, 2022 and 2021 Proxy Statements (each of 2020, 2021, 2022 and 2023, a “Covered Year”). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years. In reviewing this information, there are a few important things to consider:

As required by the PVP Rules, we describe the information in columns (c) and (e) as “compensation actually paid” (or “CAP”) to the applicable NEOs, but these CAP amounts do not entirely reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP reflects a calculation involving a combination of realized pay (primarily for cash amounts) and realizable or accrued pay (primarily for pension benefits and equity awards); and

As required by the PVP Rules, we provide information about our total shareholder return (“TSR”) results, PVP Peer Group (as defined below) TSR results and U.S. GAAP net income results (the “External Measures”) during the Covered Years in the PVP Table, but we did not actually base any compensation decisions for the NEOs on, or link any NEO pay to, these particular External Measures because the External Measures were not metrics used in our incentive plans during the Covered Years.

Due to the use of the Adjusted EPS-COMP in our incentive programs, the Company has determined that, pursuant to the PVP Rules, Adjusted EPS-COMP should be designated as the “Company-Selected Measure” because we believe it is the most important financial measure that we used to link 2023 NEO pay to our performance.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS-COMP
Measure:: 2
Pay vs Performance Disclosure
Name	GAAP Revenue, as adjusted
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,440,058)
PEO | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year that Were Outstanding as of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,906,204
PEO | Change in Fair Value (from Prior Year-End to Covered Year-End) of Outstanding Equity Awards Granted in Prior Years that Were Outstanding as of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,005,736
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value (from Prior Year-End to Vesting Date) of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year-End Fair Value of Prior-Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Includable Dividends/Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,682,023)
Non-PEO NEO | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,026)
Non-PEO NEO | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year that Were Outstanding as of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,761,198
Non-PEO NEO | Change in Fair Value (from Prior Year-End to Covered Year-End) of Outstanding Equity Awards Granted in Prior Years that Were Outstanding as of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,491,552
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,851
Non-PEO NEO | Change in Fair Value (from Prior Year-End to Vesting Date) of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,101
Non-PEO NEO | Prior Year-End Fair Value of Prior-Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,510)
Non-PEO NEO | Includable Dividends/Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0